CONSOLIDATED STATEMENTS OF STOCKHOLDERS DEFICIT (Unaudited) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Preferred Stock
Balance, shares at Mar. 31, 2021		104,834,083			54,130
Balance, amount at Mar. 31, 2021	$ (472,505)	$ 104,834	$ 17,774,023	$ (18,351,416)	$ 54
Common stock for service, shares	1,513,719	50,000
Common stock for service, amount	$ 5,250	$ 50	5,200	0	0
Common stock to related parties for service, shares		1,513,719
Common stock to related parties for service, amount	110,836	$ 1,514	109,322	0	0
Common stock to related parties for conversion of payables, shares		2,407,010
Common stock to related parties for conversion of payables, amount	128,333	$ 2,407	125,926	0	0
Common stock for conversion of payables, shares		540,000
Common stock for conversion of payables, amount	27,000	$ 540	26,460	0	$ 0
Common stock issued for the conversion of preferred shares, shares		1,968,363			(54,130)
Common stock issued for the conversion of preferred shares, amount	0	$ 1,968	(1,914)	0	$ (54)
Net loss	(470,390)	$ 0	0	(470,390)	0
Balance, shares at Mar. 31, 2022		111,313,175
Balance, amount at Mar. 31, 2022	(671,476)	$ 111,313	18,039,016	(18,821,806)	0
Common stock for service, shares		1,000,000
Common stock for service, amount	60,000	$ 1,000	59,000	0
Net loss	(1,299,876)	$ 0	0	(1,299,876)
Common stock issued to related parties, shares		1,052,500
Common stock issued to related parties, amount	305,224	$ 1,052	304,172	0
Common stock issued for warrant exercise, shares		3,700,000
Common stock issued for warrant exercise, amount	148,000	$ 3,700	144,300	0
Warrants issued with convertible notes	21,336	$ 0	21,336	0
Balance, shares at Jun. 30, 2022		117,065,675
Balance, amount at Jun. 30, 2022	(1,436,792)	$ 117,065	18,567,825	(20,121,682)
Balance, shares at Mar. 31, 2022		111,313,175
Balance, amount at Mar. 31, 2022	(671,476)	$ 111,313	18,039,016	(18,821,806)	0
Common stock for conversion of payables, amount	550,000
Net loss	(2,282,910)
Warrants issued with convertible notes	0
Balance, shares at Dec. 31, 2022		122,046,172
Balance, amount at Dec. 31, 2022	(1,364,074)	$ 122,046	19,618,596	(21,104,716)
Balance, shares at Mar. 31, 2022		111,313,175
Balance, amount at Mar. 31, 2022	$ (671,476)	$ 111,313	18,039,016	(18,821,806)	0
Common stock for service, shares	3,815,414	1,000,000
Common stock for service, amount	$ 60,000	$ 1,000	59,000	0	0
Common stock for conversion of payables, amount	9,275	38	9,237	0	0
Net loss	(2,800,969)	0	0	(2,800,969)	0
Warrants issued with convertible notes	178,739	$ 0	178,739	0	0
Common stock issued for conversion of payables, shares		37,700
Common stock issued to related party for service, shares		3,815,414
Common stock issued to related party for service, amount	624,320	$ 3,815	620,505	0	0
Common stock issued for the conversion of debt, shares		11,398,059
Common stock issued for the conversion of debt, amount	1,023,974	$ 11,398	1,012,576	0	0
Common stock issued for the conversion of warrants, shares		4,200,000
Common stock issued for the conversion of warrants, amount	208,000	$ 4,200	203,800		0
Stock option expense	72,000	$ 0	72,000	0	0
Balance, shares at Mar. 31, 2023		131,764,348
Balance, amount at Mar. 31, 2023	(1,296,137)	$ 131,764	20,194,874	(21,622,775)	0
Balance, shares at Jun. 30, 2022		117,065,675
Balance, amount at Jun. 30, 2022	(1,436,792)	$ 117,065	18,567,825	(20,121,682)
Net loss	(145,714)	$ 0	0	(145,714)
Common stock issued to related parties, shares		212,629
Common stock issued to related parties, amount	65,916	$ 213	65,703	0
Common stock issued for warrant exercise, shares		500,000
Common stock issued for warrant exercise, amount	60,000	$ 500	59,500	0
Warrants issued with convertible notes	157,402	$ 0	157,402	0
Common stock issued for conversion of payables, shares		379,080
Common stock issued for convertible debt, amount	101,973	$ 379	101,594	0
Common stock issued for AP, shares		37,700
Common stock issued for AP, amount	9,275	$ 38	9,237	0
Balance, shares at Sep. 30, 2022		118,195,084
Balance, amount at Sep. 30, 2022	(1,187,940)	$ 118,195	19,961,261	(20,267,396)
Net loss	(837,320)	$ 0	0	(837,320)
Common stock issued to related parties, shares		718,000
Common stock issued to related parties, amount	143,600	$ 718	142,882	0
Common stock issued for conversion of payables, shares		3,133,088
Stock option expense	62,992	$ 0	62,992	0
Common stock issued for convertible debt, amount	454,594	$ 3,133	451,461	0
Balance, shares at Dec. 31, 2022		122,046,172
Balance, amount at Dec. 31, 2022	(1,364,074)	$ 122,046	19,618,596	(21,104,716)
Balance, shares at Mar. 31, 2023		131,764,348
Balance, amount at Mar. 31, 2023	(1,296,137)	$ 131,764	20,194,874	(21,622,775)	0
Common stock for service, shares		100,000
Common stock for service, amount	5,600	$ 100	5,500	0
Net loss	(540,224)	$ 0	0	(540,224)
Common stock issued to related parties, shares		2,235,250
Common stock issued to related parties, amount	111,762	$ 2,235	109,527	0
Common stock issued for conversion of payables, shares		9,537,180
Stock option expense	4,911	$ 0	4,911	0
Common stock issued for convertible debt, amount	367,796	9,537	358,259	0
Change in derivative at conversion	191,258	$ 0	191,258	0
Balance, shares at Jun. 30, 2023		143,636,778
Balance, amount at Jun. 30, 2023	(1,115,034)	$ 143,636	20,864,329	(22,162,999)
Balance, shares at Mar. 31, 2023		131,764,348
Balance, amount at Mar. 31, 2023	(1,296,137)	$ 131,764	20,194,874	(21,622,775)	$ 0
Net loss	(1,575,106)
Warrants issued with convertible notes	0
Deemed dividend from down round	550,000
Balance, shares at Dec. 31, 2023		168,729,565
Balance, amount at Dec. 31, 2023	30,367	$ 168,729	23,609,519	(23,747,881)
Balance, shares at Jun. 30, 2023		143,636,778
Balance, amount at Jun. 30, 2023	(1,115,034)	$ 143,636	20,864,329	(22,162,999)
Common stock for service, shares		180,000
Common stock for service, amount	9,000	$ 180	8,820	0
Net loss	(829,476)	$ 0	0	(829,476)
Common stock issued to related parties, shares		4,198,652
Common stock issued to related parties, amount	528,189	$ 4,198	523,991	0
Stock option expense	4,911	$ 0	4,911	0
Common stock issued for cash, shares		18,720,000
Common stock issued for cash, amount	1,436,000	$ 187,200	1,417,280	0
Deemed dividend from down round	0	$ 0	550,000	(550,000)
Balance, shares at Sep. 30, 2023		166,735,430
Balance, amount at Sep. 30, 2023	(6,410)	$ 166,734	23,369,331	(23,542,475)
Common stock for service, shares		106,250
Common stock for service, amount	21,250	$ 107	21,143	0
Net loss	(205,406)	$ 0	0	(205,406)
Common stock issued to related parties, shares		387,885
Common stock issued to related parties, amount	66,022	$ 388	65,634	0
Common stock issued for conversion of payables, shares		1,250,000
Stock option expense	4,911	$ 0	4,911	0
Common stock issued for convertible debt, amount	125,000	$ 1,250	123,750	0
Common stock issued for cash, shares		250,000
Common stock issued for cash, amount	25,000	$ 250	24,750	0
Balance, shares at Dec. 31, 2023		168,729,565
Balance, amount at Dec. 31, 2023	$ 30,367	$ 168,729	$ 23,609,519	$ (23,747,881)